Taxes (Details) - Schedule of movement of valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement of Valuation Allowance [Abstract]
Beginning balance	$ 1,400	$ 1,292
Write-off	(293)	(22)
Change of valuation allowance	93	130
Ending balance	$ 1,200	$ 1,400